Goodwill (Tables)	12 Months Ended
Dec. 31, 2020
Changes in goodwill [abstract]
Summary of Goodwill

	Year ended December 31,
	2019	2020
	RMB’million	RMB’million
At January 1	17,088	17,140
Business combination	52	352

At December 31	17,140	17,492